Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders’ Equity [Abstract]
Schedule of Liquidation	The liquidation preferences were as follows:
	September 30,	December 31,
	2023	2022
Series Seed preferred stock	$-	$11,999,997
Series Seed-1 preferred stock	-	3,699,950
Series Seed-2 preferred stock	-	5,674,962
Series Seed-3 preferred stock	-	1,250,000
	$-	$22,624,909
As of December 31, 2022 and 2021, the liquidation preferences were as follows:
	December 31,
	2022	2021
Series Seed preferred stock	$11,999,997	$10,999,998
Series Seed-1 preferred stock	3,699,950	3,699,950
Series Seed-2 preferred stock	5,674,962	5,674,962
Series Seed-3 preferred stock	1,250,000	1,250,000
	$22,629,909	$21,624,910